Consolidated Statements of Financial Position (Statement) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 748,576	$ 180,722
Trade and other receivables	39,262	32,055
Inventory	1,277	80
Prepaid expenses	8,483	4,727
Income taxes receivable	3,702	6,690
Current portion	3,104	8,520
Current portion of contract assets	1,354	1,587
Total current assets before segregated funds	805,758	234,381
Segregated funds	720,874	443,394
Total current assets	1,526,632	677,775
Non-current assets
Long-term portion	13,676	38,478
Property and equipment	18,856	16,537
Intangible assets	747,600	524,232
Goodwill	1,126,768	969,820
Deferred tax assets	13,036	3,785
Contract assets	1,091	1,300
Processor deposits	4,788	13,898
Other non-current assets	3,023	1,944
Total Assets	3,455,470	2,247,769
Current liabilities
Trade and other payables	101,848	64,779
Income taxes payable	13,478	7,558
Current portion of loans and borrowings	7,349	2,527
Other current liabilities	13,226	7,132
Total current liabilities before due to merchants	135,901	81,996
Due to merchants	720,874	443,394
Total current liabilities	856,775	525,390
Non-current liabilities
Loans and borrowings	501,246	212,726
Deferred tax liabilities	71,100	50,105
Other non-current liabilities	4,509	1,659
Total Liabilities	1,433,630	789,880
Equity
Share capital	2,057,105	1,625,785
Contributed surplus	69,943	11,966
Deficit	(108,749)	(211,042)
Accumulated other comprehensive income (loss)	(8,561)	22,470
Equity attributable to shareholders	2,009,738	1,449,179
Non-controlling interest	12,102	8,710
Total Equity	2,021,840	1,457,889
Total Liabilities and Equity	$ 3,455,470	$ 2,247,769